Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	VanEck VIP Trust
Entity Central Index Key	0000811976
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
C000025035
Shareholder Report [Line Items]
Fund Name	VanEck VIP Emerging Markets Bond Fund
Class Name	Initial Class
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the VanEck VIP Emerging Markets Bond Fund (the "Fund") for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.vaneck.com/us/en/resources/documents/insurance-funds-documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.
Additional Information Phone Number	800.826.2333
Additional Information Email	info@vaneck.com
Additional Information Website	https://www.vaneck.com/us/en/resources/documents/insurance-funds-documents/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investmentFootnote Reference*
Initial Class	$120	1.10%
Footnote	Description
Footnote*	Does not include insurance/annuity fees and expenses

Expenses Paid, Amount	$ 120
Expense Ratio, Percent	1.10%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  Emerging markets bonds delivered strong gains in 2025 driven by appreciation in local currencies from a weaker US dollar, high carry from sovereign local bonds, and a decline in bond yields in emerging markets.

  Relative to its benchmark, 50% J.P. Morgan GBI-EM Global Diversified Index / 50% J.P. Morgan EMBI Global Diversified Index, the Fund outperformed primarily due to selective country positioning within sovereign debt.

  In terms of country of risk, South Africa, Mexico, and Ecuador were the top contributors to performance while Turkey, Senegal, and Ukraine detracted the most.

  Hard and local-currency sovereign bonds contributed the most to performance, while the quasi-sovereign segment detracted slightly during the period.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance. Past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Initial Class	ICE BofA Global Broad Market Plus Index	50% GBI-EM 50% EMBI
Dec 15	$10,000	$10,000	$10,000
Jan 16	$9,961	$10,097	$10,008
Feb 16	$10,105	$10,314	$10,176
Mar 16	$10,406	$10,578	$10,801
Apr 16	$10,550	$10,713	$11,036
May 16	$10,485	$10,581	$10,726
Jun 16	$10,708	$10,889	$11,223
Jul 16	$10,813	$10,972	$11,357
Aug 16	$10,747	$10,922	$11,461
Sep 16	$10,786	$10,975	$11,600
Oct 16	$10,786	$10,685	$11,479
Nov 16	$10,511	$10,268	$10,841
Dec 16	$10,642	$10,225	$11,015
Jan 17	$10,818	$10,336	$11,218
Feb 17	$11,140	$10,389	$11,432
Mar 17	$11,207	$10,402	$11,586
Apr 17	$11,274	$10,518	$11,740
May 17	$11,368	$10,673	$11,907
Jun 17	$11,462	$10,664	$11,926
Jul 17	$11,596	$10,838	$12,100
Aug 17	$11,784	$10,947	$12,315
Sep 17	$11,959	$10,851	$12,295
Oct 17	$12,026	$10,808	$12,144
Nov 17	$11,811	$10,921	$12,250
Dec 17	$11,945	$10,961	$12,419
Jan 18	$12,122	$11,082	$12,694
Feb 18	$12,065	$10,984	$12,502
Mar 18	$12,252	$11,101	$12,584
Apr 18	$12,021	$10,929	$12,306
May 18	$11,544	$10,845	$11,942
Jun 18	$11,241	$10,797	$11,700
Jul 18	$11,602	$10,780	$11,961
Aug 18	$11,255	$10,784	$11,493
Sep 18	$11,414	$10,695	$11,729
Oct 18	$11,313	$10,583	$11,488
Nov 18	$11,154	$10,622	$11,625
Dec 18	$11,212	$10,836	$11,779
Jan 19	$11,800	$11,001	$12,361
Feb 19	$11,829	$10,940	$12,355
Mar 19	$11,873	$11,079	$12,361
Apr 19	$11,902	$11,048	$12,365
May 19	$11,829	$11,204	$12,408
Jun 19	$12,322	$11,451	$12,961
Jul 19	$12,569	$11,425	$13,100
Aug 19	$11,844	$11,671	$12,976
Sep 19	$12,119	$11,548	$13,009
Oct 19	$12,134	$11,624	$13,215
Nov 19	$12,119	$11,532	$13,064
Dec 19	$12,627	$11,591	$13,465
Jan 20	$12,699	$11,746	$13,481
Feb 20	$12,554	$11,833	$13,186
Mar 20	$9,930	$11,576	$11,543
Apr 20	$10,278	$11,792	$11,899
May 20	$11,293	$11,857	$12,568
Jun 20	$12,076	$11,963	$12,818
Jul 20	$12,641	$12,344	$13,249
Aug 20	$12,974	$12,304	$13,262
Sep 20	$12,725	$12,263	$13,007
Oct 20	$12,725	$12,251	$13,033
Nov 20	$13,302	$12,463	$13,642
Dec 20	$13,753	$12,617	$14,009
Jan 21	$13,660	$12,483	$13,858
Feb 21	$13,551	$12,235	$13,496
Mar 21	$13,270	$12,004	$13,224
Apr 21	$13,707	$12,153	$13,520
May 21	$13,925	$12,249	$13,760
Jun 21	$13,816	$12,169	$13,727
Jul 21	$13,675	$12,323	$13,727
Aug 21	$13,803	$12,272	$13,847
Sep 21	$13,442	$12,036	$13,466
Oct 21	$13,442	$12,003	$13,378
Nov 21	$13,163	$11,966	$13,072
Dec 21	$13,196	$11,937	$13,266
Jan 22	$13,015	$11,675	$13,076
Feb 22	$12,753	$11,530	$12,322
Mar 22	$12,671	$11,173	$12,173
Apr 22	$12,064	$10,564	$11,466
May 22	$12,129	$10,593	$11,569
Jun 22	$11,325	$10,256	$10,952
Jul 22	$11,653	$10,486	$11,126
Aug 22	$11,817	$10,067	$11,066
Sep 22	$11,112	$9,531	$10,445
Oct 22	$10,871	$9,461	$10,407
Nov 22	$11,955	$9,907	$11,173
Dec 22	$12,282	$9,949	$11,311
Jan 23	$12,953	$10,265	$11,734
Feb 23	$12,557	$9,932	$11,419
Mar 23	$12,746	$10,245	$11,708
Apr 23	$12,832	$10,297	$11,790
May 23	$12,729	$10,102	$11,664
Jun 23	$13,073	$10,104	$11,984
Jul 23	$13,297	$10,161	$12,272
Aug 23	$12,928	$10,029	$12,016
Sep 23	$12,641	$9,730	$11,658
Oct 23	$12,461	$9,607	$11,548
Nov 23	$13,161	$10,088	$12,180
Dec 23	$13,682	$10,509	$12,664
Jan 24	$13,538	$10,376	$12,503
Feb 24	$13,556	$10,238	$12,528
Mar 24	$13,664	$10,295	$12,657
Apr 24	$13,467	$10,029	$12,391
May 24	$13,682	$10,165	$12,603
Jun 24	$13,736	$10,185	$12,573
Jul 24	$13,987	$10,469	$12,834
Aug 24	$14,332	$10,712	$13,180
Sep 24	$14,795	$10,893	$13,525
Oct 24	$14,409	$10,526	$13,096
Nov 24	$14,313	$10,571	$13,137
Dec 24	$14,061	$10,335	$12,919
Jan 25	$14,332	$10,397	$13,144
Feb 25	$14,544	$10,558	$13,291
Mar 25	$14,486	$10,622	$13,343
Apr 25	$14,660	$10,926	$13,544
May 25	$14,911	$10,875	$13,716
Jun 25	$15,471	$11,082	$14,073
Jul 25	$15,433	$10,919	$14,109
Aug 25	$15,847	$11,078	$14,376
Sep 25	$16,132	$11,154	$14,604
Oct 25	$16,295	$11,129	$14,793
Nov 25	$16,499	$11,156	$14,923
Dec 25	$16,662	$11,167	$15,089

Average Annual Return [Table Text Block]

Average Annual Total Returns

.	1 Year	5 Years	10 Years
Initial Class	18.49%	3.91%	5.24%
50% GBI-EM 50% EMBI	16.80%	1.50%	4.20%
ICE BofA Global Broad Market Plus Index	8.05%	(2.41)%	1.11%

The performance data quoted represents past performance. Past performance is no guarantee of future results. Performance information for the Fund may reflect temporary fee waivers, if applicable. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares. Visit vaneck.com for more recent performance information. The Fund is only available as an option under various insurance contracts issued by life insurance and annuity companies. The fees charged by insurance and annuity companies are not included in Fund performance.

No Deduction of Taxes [Text Block]
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 24,396,366
Holdings Count | Holding	113
Advisory Fees Paid, Amount	$ 38,848
InvestmentCompanyPortfolioTurnover	214.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$24,396,366 Number of Portfolio Holdings113 Portfolio Turnover Rate214% Advisory Fees Paid$38,848
Additional Fund Statistics Significance or Limits [Text Block]
Holdings [Text Block]

Portfolio Composition (% of Total Net Assets)

Value	Value	Value
Other assets less liabilities		1.3%
Other Investments		2.2%
Money Market Fund		3.2%
Financials		1.0%
Energy		2.2%
Government		90.1%

Largest Holdings [Text Block]

Top Ten Holdings (% of Total Net Assets)

Mexican Bonos, 8.00%, 11/7/2047	3.9%
Mexican Bonos, 7.75%, 11/13/2042	3.5%
Invesco Treasury Portfolio - Institutional Class	3.2%
UAE International Government Bond, 2.88%, 10/19/2041	2.8%
Brazil Notas do Tesouro Nacional, 10.00%, 1/1/2027	2.5%
Republic of Poland Government Bond, 5.00%, 10/25/2035	2.5%
Bonos de la Tesoreria de la Republica en pesos, 6.00%, 4/1/2033	2.5%
Malaysia Government Bond, 3.34%, 5/15/2030	2.1%
Peru Government Bond, 7.60%, 8/12/2039	2.1%
Brazil Notas do Tesouro Nacional, 10.00%, 1/1/2033	2.1%

Material Fund Change [Text Block]
Summary of Change Legend [Text Block]
Updated Prospectus Web Address	https://www.vaneck.com/us/en/resources/documents/insurance-funds-documents/
Accountant Change Statement [Text Block]
Accountant Change Disagreements [Text Block]
C000025038
Shareholder Report [Line Items]
Fund Name	VanEck VIP Emerging Markets Fund
Class Name	Initial Class
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the VanEck VIP Emerging Markets Fund (the "Fund") for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.vaneck.com/us/en/resources/documents/insurance-funds-documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.
Additional Information Phone Number	800.826.2333
Additional Information Email	info@vaneck.com
Additional Information Website	https://www.vaneck.com/us/en/resources/documents/insurance-funds-documents/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investmentFootnote Reference*
Initial Class	$150	1.30%
Footnote	Description
Footnote*	Does not include insurance/annuity fees and expenses

Expenses Paid, Amount	$ 150
Expense Ratio, Percent	1.30%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  Emerging market equities delivered strong performance in 2025, outperforming U.S. and global equities as moderating inflation, supportive policy shifts, a weaker U.S. dollar, and accelerating structural growth drivers underpinned a broad, durable recovery.

  Relative to its benchmark, the MSCI Emerging Markets Investable Markets Index, during the period the Fund underperformed primarily due to stock selection within China.

  From a country perspective, South Korea contributed the most to the Fund’s performance during the period, followed by Taiwan and Brazil. Turkey detracted the most to the Fund’s performance during the period, followed by Kazakhstan and Argentina.

  From a sector perspective, information technology contributed the most to the Fund’s performance during the period, followed by financials and consumer discretionary. Real estate detracted the most to the Fund’s performance during the period, followed by consumer staples.

  The leading individual contributors to performance were SK hynix Inc., Taiwan Semiconductor Manufacturing Co., Ltd. and Lion Finance Group PLC.

  The leading individual detractors to performance were Oberoi Realty Limited, Sterling And Wilson Renewable Energy Limited and MLP Saglik Hizmetleri AS.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance. Past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Initial Class	MSCI Emerging Markets IMI Index
Dec 15	$10,000	$10,000
Jan 16	$9,038	$9,331
Feb 16	$8,817	$9,313
Mar 16	$9,837	$10,503
Apr 16	$9,972	$10,574
May 16	$9,904	$10,183
Jun 16	$10,135	$10,569
Jul 16	$10,530	$11,089
Aug 16	$10,828	$11,355
Sep 16	$10,944	$11,502
Oct 16	$10,828	$11,502
Nov 16	$10,164	$10,971
Dec 16	$10,010	$10,990
Jan 17	$10,553	$11,580
Feb 17	$10,756	$11,967
Mar 17	$11,250	$12,271
Apr 17	$11,927	$12,522
May 17	$12,401	$12,855
Jun 17	$12,584	$12,980
Jul 17	$13,387	$13,713
Aug 17	$13,803	$14,014
Sep 17	$13,900	$13,966
Oct 17	$14,432	$14,456
Nov 17	$14,519	$14,514
Dec 17	$15,119	$15,037
Jan 18	$16,203	$16,241
Feb 18	$15,524	$15,502
Mar 18	$15,340	$15,226
Apr 18	$14,836	$15,165
May 18	$14,593	$14,656
Jun 18	$13,866	$14,005
Jul 18	$13,866	$14,297
Aug 18	$12,974	$13,920
Sep 18	$12,538	$13,802
Oct 18	$11,326	$12,572
Nov 18	$11,975	$13,108
Dec 18	$11,568	$12,775
Jan 19	$12,782	$13,846
Feb 19	$13,022	$13,894
Mar 19	$13,371	$14,012
Apr 19	$13,990	$14,278
May 19	$13,072	$13,278
Jun 19	$14,129	$14,072
Jul 19	$14,020	$13,896
Aug 19	$13,650	$13,216
Sep 19	$13,830	$13,469
Oct 19	$14,209	$14,032
Nov 19	$14,389	$14,005
Dec 19	$15,107	$15,030
Jan 20	$14,708	$14,340
Feb 20	$14,229	$13,557
Mar 20	$11,196	$11,362
Apr 20	$12,373	$12,453
May 20	$12,942	$12,568
Jun 20	$14,060	$13,513
Jul 20	$14,868	$14,725
Aug 20	$15,448	$15,078
Sep 20	$15,186	$14,836
Oct 20	$15,637	$15,103
Nov 20	$16,885	$16,570
Dec 20	$17,713	$17,795
Jan 21	$18,542	$18,284
Feb 21	$18,636	$18,523
Mar 21	$17,829	$18,303
Apr 21	$18,343	$18,829
May 21	$18,343	$19,270
Jun 21	$18,500	$19,351
Jul 21	$17,346	$18,173
Aug 21	$17,779	$18,616
Sep 21	$16,988	$17,921
Oct 21	$17,042	$18,080
Nov 21	$15,915	$17,369
Dec 21	$15,611	$17,745
Jan 22	$14,787	$17,352
Feb 22	$13,508	$16,844
Mar 22	$12,857	$16,566
Apr 22	$11,958	$15,656
May 22	$12,044	$15,682
Jun 22	$11,296	$14,562
Jul 22	$11,708	$14,580
Aug 22	$11,548	$14,680
Sep 22	$10,245	$12,991
Oct 22	$10,422	$12,640
Nov 22	$12,037	$14,421
Dec 22	$11,806	$14,226
Jan 23	$12,960	$15,312
Feb 23	$12,050	$14,391
Mar 23	$12,091	$14,787
Apr 23	$12,064	$14,654
May 23	$11,792	$14,462
Jun 23	$12,240	$15,026
Jul 23	$13,027	$15,967
Aug 23	$12,594	$15,089
Sep 23	$12,045	$14,707
Oct 23	$11,510	$14,116
Nov 23	$12,594	$15,278
Dec 23	$12,960	$15,886
Jan 24	$12,608	$15,214
Feb 24	$13,241	$15,893
Mar 24	$13,565	$16,230
Apr 24	$13,565	$16,339
May 24	$13,959	$16,434
Jun 24	$14,100	$17,064
Jul 24	$14,001	$17,106
Aug 24	$14,232	$17,386
Sep 24	$14,590	$18,470
Oct 24	$14,032	$17,657
Nov 24	$13,574	$17,058
Dec 24	$13,116	$17,013
Jan 25	$13,259	$17,203
Feb 25	$13,388	$17,211
Mar 25	$13,374	$17,301
Apr 25	$13,703	$17,562
May 25	$14,318	$18,402
Jun 25	$15,219	$19,500
Jul 25	$15,076	$19,843
Aug 25	$15,586	$20,136
Sep 25	$16,465	$21,427
Oct 25	$17,200	$22,266
Nov 25	$16,739	$21,762
Dec 25	$17,041	$22,350

Average Annual Return [Table Text Block]

Average Annual Total Returns

.	1 Year	5 Years	10 Years
Initial Class	29.92%	(0.77)%	5.48%
MSCI Emerging Markets IMI Index	31.38%	4.66%	8.37%

The performance data quoted represents past performance. Past performance is no guarantee of future results. Performance information for the Fund may reflect temporary fee waivers, if applicable. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares. Visit vaneck.com for more recent performance information. The Fund is only available as an option under various insurance contracts issued by life insurance and annuity companies. The fees charged by insurance and annuity companies are not included in Fund performance.

No Deduction of Taxes [Text Block]
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 70,883,572
Holdings Count | Holding	76
Advisory Fees Paid, Amount	$ 779,766
InvestmentCompanyPortfolioTurnover	34.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$70,883,572 Number of Portfolio Holdings76 Portfolio Turnover Rate34% Advisory Fees Paid$779,766
Additional Fund Statistics Significance or Limits [Text Block]
Holdings [Text Block]

Portfolio Composition (% of Total Net Assets)

Value	Value	Value
Liabilities in excess of other assets		(1.7)%
Other Investments		0.2%
Consumer Staples		1.4%
Energy		3.4%
Health Care		4.8%
Real Estate		6.7%
Communication Services		8.4%
Industrials		11.8%
Consumer Discretionary		17.7%
Financials		21.9%
Information Technology		25.4%

Largest Holdings [Text Block]

Top Ten Holdings (% of Total Net Assets)

Taiwan Semiconductor Manufacturing Co. Ltd.	10.8%
SK Hynix, Inc.	6.4%
Tencent Holdings Ltd.	4.2%
Samsung Electronics Co. Ltd.	3.9%
Alibaba Group Holding Ltd.	3.1%
Reliance Industries Ltd.	2.9%
Chroma ATE, Inc.	2.4%
HDFC Bank Ltd.	2.1%
Prosus NV	1.9%
International Container Terminal Services, Inc.	1.8%

Material Fund Change [Text Block]
Summary of Change Legend [Text Block]
Updated Prospectus Web Address	https://www.vaneck.com/us/en/resources/documents/insurance-funds-documents/
C000025040
Shareholder Report [Line Items]
Fund Name	VanEck VIP Emerging Markets Fund
Class Name	Class S
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the VanEck VIP Emerging Markets Fund (the "Fund") for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.vaneck.com/us/en/resources/documents/insurance-funds-documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.
Additional Information Phone Number	800.826.2333
Additional Information Email	info@vaneck.com
Additional Information Website	https://www.vaneck.com/us/en/resources/documents/insurance-funds-documents/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investmentFootnote Reference*
Class S	$178	1.55%
Footnote	Description
Footnote*	Does not include insurance/annuity fees and expenses

Expenses Paid, Amount	$ 178
Expense Ratio, Percent	1.55%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  Emerging market equities delivered strong performance in 2025, outperforming U.S. and global equities as moderating inflation, supportive policy shifts, a weaker U.S. dollar, and accelerating structural growth drivers underpinned a broad, durable recovery.

  Relative to its benchmark, the MSCI Emerging Markets Investable Markets Index, during the period the Fund underperformed primarily due to stock selection within China.

  From a country perspective, South Korea contributed the most to the Fund’s performance during the period, followed by Taiwan and Brazil. Turkey detracted the most to the Fund’s performance during the period, followed by Kazakhstan and Argentina.

  From a sector perspective, information technology contributed the most to the Fund’s performance during the period, followed by financials and consumer discretionary. Real estate detracted the most to the Fund’s performance during the period, followed by consumer staples.

  The leading individual contributors to performance were SK hynix Inc., Taiwan Semiconductor Manufacturing Co., Ltd. and Lion Finance Group PLC.

  The leading individual detractors to performance were Oberoi Realty Limited, Sterling And Wilson Renewable Energy Limited and MLP Saglik Hizmetleri AS.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance. Past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class S	MSCI Emerging Markets IMI Index
May 16	$10,000	$10,000
May 16	$9,942	$9,680
Jun 16	$10,164	$10,047
Jul 16	$10,551	$10,542
Aug 16	$10,841	$10,794
Sep 16	$10,957	$10,934
Oct 16	$10,841	$10,934
Nov 16	$10,164	$10,430
Dec 16	$10,010	$10,447
Jan 17	$10,545	$11,008
Feb 17	$10,739	$11,376
Mar 17	$11,234	$11,665
Apr 17	$11,904	$11,904
May 17	$12,370	$12,220
Jun 17	$12,545	$12,339
Jul 17	$13,341	$13,036
Aug 17	$13,749	$13,322
Sep 17	$13,837	$13,276
Oct 17	$14,361	$13,742
Nov 17	$14,439	$13,798
Dec 17	$15,031	$14,295
Jan 18	$16,099	$15,439
Feb 18	$15,419	$14,737
Mar 18	$15,235	$14,474
Apr 18	$14,720	$14,416
May 18	$14,487	$13,933
Jun 18	$13,759	$13,314
Jul 18	$13,749	$13,591
Aug 18	$12,866	$13,233
Sep 18	$12,429	$13,120
Oct 18	$11,225	$11,951
Nov 18	$11,875	$12,461
Dec 18	$11,458	$12,144
Jan 19	$12,656	$13,163
Feb 19	$12,895	$13,208
Mar 19	$13,235	$13,320
Apr 19	$13,844	$13,573
May 19	$12,925	$12,622
Jun 19	$13,973	$13,377
Jul 19	$13,864	$13,209
Aug 19	$13,494	$12,563
Sep 19	$13,664	$12,804
Oct 19	$14,043	$13,339
Nov 19	$14,223	$13,313
Dec 19	$14,922	$14,288
Jan 20	$14,522	$13,632
Feb 20	$14,053	$12,887
Mar 20	$11,049	$10,801
Apr 20	$12,207	$11,839
May 20	$12,756	$11,948
Jun 20	$13,864	$12,846
Jul 20	$14,662	$13,997
Aug 20	$15,230	$14,333
Sep 20	$14,957	$14,103
Oct 20	$15,397	$14,357
Nov 20	$16,625	$15,752
Dec 20	$17,443	$16,916
Jan 21	$18,250	$17,381
Feb 21	$18,334	$17,608
Mar 21	$17,537	$17,399
Apr 21	$18,041	$17,899
May 21	$18,030	$18,318
Jun 21	$18,177	$18,396
Jul 21	$17,034	$17,276
Aug 21	$17,457	$17,697
Sep 21	$16,677	$17,036
Oct 21	$16,720	$17,187
Nov 21	$15,615	$16,511
Dec 21	$15,311	$16,869
Jan 22	$14,499	$16,495
Feb 22	$13,242	$16,012
Mar 22	$12,592	$15,748
Apr 22	$11,703	$14,883
May 22	$11,790	$14,908
Jun 22	$11,053	$13,843
Jul 22	$11,443	$13,860
Aug 22	$11,294	$13,955
Sep 22	$10,017	$12,350
Oct 22	$10,194	$12,016
Nov 22	$11,757	$13,709
Dec 22	$11,525	$13,523
Jan 23	$12,640	$14,556
Feb 23	$11,770	$13,680
Mar 23	$11,797	$14,056
Apr 23	$11,757	$13,930
May 23	$11,498	$13,748
Jun 23	$11,933	$14,284
Jul 23	$12,694	$15,179
Aug 23	$12,277	$14,344
Sep 23	$11,729	$13,981
Oct 23	$11,209	$13,419
Nov 23	$12,263	$14,523
Dec 23	$12,614	$15,102
Jan 24	$12,263	$14,463
Feb 24	$12,881	$15,109
Mar 24	$13,190	$15,429
Apr 24	$13,190	$15,533
May 24	$13,569	$15,622
Jun 24	$13,709	$16,221
Jul 24	$13,611	$16,261
Aug 24	$13,828	$16,527
Sep 24	$14,170	$17,558
Oct 24	$13,629	$16,786
Nov 24	$13,187	$16,216
Dec 24	$12,732	$16,173
Jan 25	$12,874	$16,354
Feb 25	$12,988	$16,361
Mar 25	$12,974	$16,447
Apr 25	$13,287	$16,695
May 25	$13,899	$17,493
Jun 25	$14,754	$18,537
Jul 25	$14,612	$18,863
Aug 25	$15,117	$19,142
Sep 25	$15,961	$20,369
Oct 25	$16,662	$21,167
Nov 25	$16,218	$20,687
Dec 25	$16,504	$21,247

Average Annual Return [Table Text Block]

Average Annual Total Returns

.	1 Year	5 Years	Life*
Class S	29.63%	(1.10)%	5.32%
MSCI Emerging Markets IMI Index	31.38%	4.66%	8.11%

* Inception of Fund: 05/02/2016.

The performance data quoted represents past performance. Past performance is no guarantee of future results. Performance information for the Fund may reflect temporary fee waivers, if applicable. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares. Visit vaneck.com for more recent performance information. The Fund is only available as an option under various insurance contracts issued by life insurance and annuity companies. The fees charged by insurance and annuity companies are not included in Fund performance.

Performance Inception Date	May 02, 2016
No Deduction of Taxes [Text Block]
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 70,883,572
Holdings Count | Holding	76
Advisory Fees Paid, Amount	$ 779,766
InvestmentCompanyPortfolioTurnover	34.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$70,883,572 Number of Portfolio Holdings76 Portfolio Turnover Rate34% Advisory Fees Paid$779,766
Additional Fund Statistics Significance or Limits [Text Block]
Holdings [Text Block]

Portfolio Composition (% of Total Net Assets)

Value	Value	Value
Liabilities in excess of other assets		(1.7)%
Other Investments		0.2%
Consumer Staples		1.4%
Energy		3.4%
Health Care		4.8%
Real Estate		6.7%
Communication Services		8.4%
Industrials		11.8%
Consumer Discretionary		17.7%
Financials		21.9%
Information Technology		25.4%

Largest Holdings [Text Block]

Top Ten Holdings (% of Total Net Assets)

Taiwan Semiconductor Manufacturing Co. Ltd.	10.8%
SK Hynix, Inc.	6.4%
Tencent Holdings Ltd.	4.2%
Samsung Electronics Co. Ltd.	3.9%
Alibaba Group Holding Ltd.	3.1%
Reliance Industries Ltd.	2.9%
Chroma ATE, Inc.	2.4%
HDFC Bank Ltd.	2.1%
Prosus NV	1.9%
International Container Terminal Services, Inc.	1.8%

Material Fund Change [Text Block]
Summary of Change Legend [Text Block]
Updated Prospectus Web Address	https://www.vaneck.com/us/en/resources/documents/insurance-funds-documents/
C000125662
Shareholder Report [Line Items]
Fund Name	VanEck VIP Global Gold Fund
Class Name	Class S
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the VanEck VIP Global Gold Fund (the "Fund") for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.vaneck.com/us/en/resources/documents/insurance-funds-documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.
Additional Information Phone Number	800.826.2333
Additional Information Email	info@vaneck.com
Additional Information Website	https://www.vaneck.com/us/en/resources/documents/insurance-funds-documents/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investmentFootnote Reference*
Class S	$265	1.45%
Footnote	Description
Footnote*	Does not include insurance/annuity fees and expenses

Expenses Paid, Amount	$ 265
Expense Ratio, Percent	1.45%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  During the period, gold prices remained well supported, reflecting continued central bank demand, easing monetary policy expectations and persistent geopolitical uncertainty. Gold mining equities benefited from higher realized gold prices and disciplined cost management, which supported cash flow generation and balance sheet strength across much of the industry.

  On an absolute basis, the Fund’s exposure to senior and major gold miners was the largest contributor to performance. Among them, Agnico Eagle Mines was the top contributor for the period and AngloGold Ashanti also performed well. Among growth-oriented producers, G Mining Ventures was a significant contributor as investors continued to recognize the quality and scale of its development pipeline.

  Mid-tier gold miners were also additive overall, supported by selective exposure to companies with visible production growth and improving margins. While junior developers and producers delivered strong returns overall, performance within the segment was more dispersed, reflecting project-specific execution risks and financing considerations.

  On the detractor side, exposure to non-core holdings and early-stage exploration companies weighed modestly on results. Freeport-McMoRan detracted slightly as copper market volatility and macro uncertainty pressured sentiment, while Spartan Resources and Tectonic Metals were negatively impacted by exploration-related uncertainty and limited near-term catalysts.

  Relative to the benchmark, the NYSE Arca Gold Miners Index, the Fund benefited from positive security selection across all segments and an overweight to junior developers. Allocation effects were modest, with overweights to bullion and cash detracting.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance. Past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class S	MSCI ACWI Index	NYSE Arca Gold Miners Index
Dec 15	$10,000	$10,000	$10,000
Jan 16	$9,717	$9,397	$10,333
Feb 16	$12,651	$9,332	$14,061
Mar 16	$13,587	$10,024	$14,621
Apr 16	$17,957	$10,172	$18,726
May 16	$15,855	$10,185	$16,490
Jun 16	$19,371	$10,123	$20,240
Jul 16	$21,286	$10,559	$22,276
Aug 16	$18,019	$10,595	$18,643
Sep 16	$19,143	$10,660	$19,344
Oct 16	$17,749	$10,479	$17,930
Nov 16	$14,690	$10,558	$15,256
Dec 16	$14,794	$10,786	$15,424
Jan 17	$17,058	$11,081	$17,535
Feb 17	$16,384	$11,392	$16,846
Mar 17	$16,341	$11,532	$16,734
Apr 17	$15,732	$11,711	$16,408
May 17	$15,949	$11,970	$16,715
Jun 17	$16,232	$12,024	$16,236
Jul 17	$16,297	$12,360	$16,813
Aug 17	$17,427	$12,408	$18,128
Sep 17	$16,297	$12,647	$16,937
Oct 17	$15,385	$12,910	$16,585
Nov 17	$15,385	$13,160	$16,543
Dec 17	$16,514	$13,372	$17,297
Jan 18	$16,673	$14,127	$17,635
Feb 18	$15,178	$13,533	$15,884
Mar 18	$15,490	$13,244	$16,330
Apr 18	$15,691	$13,370	$16,606
May 18	$15,758	$13,387	$16,630
Jun 18	$15,624	$13,314	$16,585
Jul 18	$14,999	$13,716	$15,854
Aug 18	$13,213	$13,824	$13,863
Sep 18	$12,901	$13,884	$13,820
Oct 18	$12,745	$12,843	$14,088
Nov 18	$12,467	$13,031	$14,260
Dec 18	$13,922	$12,113	$15,797
Jan 19	$15,063	$13,070	$16,978
Feb 19	$15,108	$13,419	$16,705
Mar 19	$14,750	$13,588	$16,830
Apr 19	$13,810	$14,047	$15,679
May 19	$14,459	$13,214	$16,161
Jun 19	$16,988	$14,079	$19,243
Jul 19	$17,772	$14,120	$20,122
Aug 19	$19,607	$13,785	$22,456
Sep 19	$17,593	$14,075	$20,207
Oct 19	$18,219	$14,460	$21,082
Nov 19	$17,234	$14,813	$20,351
Dec 19	$19,316	$15,335	$22,256
Jan 20	$19,338	$15,166	$21,937
Feb 20	$17,503	$13,941	$20,153
Mar 20	$14,951	$12,059	$17,802
Apr 20	$21,330	$13,350	$24,681
May 20	$23,300	$13,931	$26,068
Jun 20	$25,784	$14,376	$27,733
Jul 20	$29,970	$15,137	$32,627
Aug 20	$29,711	$16,063	$32,091
Sep 20	$28,152	$15,545	$29,756
Oct 20	$26,914	$15,167	$28,506
Nov 20	$25,126	$17,037	$26,325
Dec 20	$26,777	$17,828	$27,527
Jan 21	$24,851	$17,747	$26,476
Feb 21	$21,825	$18,158	$23,930
Mar 21	$22,215	$18,643	$24,763
Apr 21	$23,911	$19,458	$26,309
May 21	$27,235	$19,761	$30,074
Jun 21	$23,636	$20,021	$25,987
Jul 21	$24,163	$20,159	$26,788
Aug 21	$22,868	$20,664	$25,006
Sep 21	$20,844	$19,810	$22,561
Oct 21	$22,631	$20,821	$24,337
Nov 21	$22,579	$20,320	$24,416
Dec 21	$23,026	$21,133	$24,948
Jan 22	$21,527	$20,095	$23,535
Feb 22	$23,788	$19,576	$26,878
Mar 22	$26,075	$20,000	$29,934
Apr 22	$23,814	$18,399	$27,484
May 22	$21,554	$18,420	$24,917
Jun 22	$18,636	$16,868	$21,478
Jul 22	$18,426	$18,046	$20,483
Aug 22	$16,954	$17,381	$18,684
Sep 22	$16,822	$15,717	$18,765
Oct 22	$16,559	$16,666	$18,937
Nov 22	$19,687	$17,958	$22,541
Dec 22	$19,950	$17,252	$22,795
Jan 23	$22,106	$18,488	$25,391
Feb 23	$19,162	$17,958	$21,762
Mar 23	$22,079	$18,512	$25,828
Apr 23	$23,052	$18,778	$26,767
May 23	$21,501	$18,577	$24,477
Jun 23	$21,028	$19,656	$23,870
Jul 23	$21,632	$20,375	$24,954
Aug 23	$20,739	$19,806	$23,399
Sep 23	$18,689	$18,987	$21,497
Oct 23	$19,503	$18,416	$22,392
Nov 23	$21,922	$20,116	$24,921
Dec 23	$22,027	$21,082	$25,211
Jan 24	$20,055	$21,206	$22,733
Feb 24	$18,846	$22,116	$21,346
Mar 24	$22,342	$22,810	$25,532
Apr 24	$23,104	$22,057	$27,093
May 24	$24,787	$22,953	$28,714
Jun 24	$23,788	$23,464	$27,650
Jul 24	$26,048	$23,843	$30,667
Aug 24	$26,579	$24,448	$31,415
Sep 24	$27,686	$25,016	$32,381
Oct 24	$29,172	$24,455	$32,840
Nov 24	$27,227	$25,369	$30,512
Dec 24	$25,201	$24,769	$27,893
Jan 25	$28,605	$25,600	$32,053
Feb 25	$29,469	$25,446	$32,697
Mar 25	$33,872	$24,441	$37,734
Apr 25	$36,762	$24,669	$40,352
May 25	$38,464	$26,087	$41,569
Jun 25	$39,625	$27,258	$42,827
Jul 25	$38,761	$27,628	$42,577
Aug 25	$47,174	$28,310	$51,829
Sep 25	$55,881	$29,336	$62,709
Oct 25	$53,773	$29,992	$59,323
Nov 25	$62,534	$29,989	$68,330
Dec 25	$66,641	$30,302	$72,042

Average Annual Return [Table Text Block]

Average Annual Total Returns

.	1 Year	5 Years	10 Years
Class S	164.43%	20.00%	20.89%
NYSE Arca Gold Miners Index	158.28%	21.22%	21.83%
MSCI ACWI Index	22.34%	11.19%	11.72%

The performance data quoted represents past performance. Past performance is no guarantee of future results. Performance information for the Fund may reflect temporary fee waivers, if applicable. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares. Visit vaneck.com for more recent performance information. The Fund is only available as an option under various insurance contracts issued by life insurance and annuity companies. The fees charged by insurance and annuity companies are not included in Fund performance.

No Deduction of Taxes [Text Block]
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 143,096,105
Holdings Count | Holding	49
Advisory Fees Paid, Amount	$ 707,066
InvestmentCompanyPortfolioTurnover	55.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$143,096,105 Number of Portfolio Holdings49 Portfolio Turnover Rate55% Advisory Fees Paid$707,066
Additional Fund Statistics Significance or Limits [Text Block]
Holdings [Text Block]

Portfolio Composition (% of Total Net Assets)

Value	Value	Value
Liabilities in excess of other assets		(0.3)%
Other Investments		0.8%
Diversified Metals & Mining		1.4%
Gold		98.1%

Largest Holdings [Text Block]

Top Ten Holdings (% of Total Net Assets)

Newmont Corp.	8.6%
G Mining Ventures Corp.	6.8%
Agnico Eagle Mines Ltd.	6.6%
Barrick Mining Corp.	5.9%
Anglogold Ashanti PLC	5.4%
Alamos Gold, Inc.	5.1%
Pan American Silver Corp.	3.6%
Gold Fields Ltd.	3.6%
Kinross Gold Corp.	3.6%
Montage Gold Corp.	3.5%

Material Fund Change [Text Block]
Summary of Change Legend [Text Block]
Updated Prospectus Web Address	https://www.vaneck.com/us/en/resources/documents/insurance-funds-documents/
C000025041
Shareholder Report [Line Items]
Fund Name	VanEck VIP Global Resources Fund
Class Name	Initial Class
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the VanEck VIP Global Resources Fund (the "Fund") for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.vaneck.com/us/en/resources/documents/insurance-funds-documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.
Additional Information Phone Number	800.826.2333
Additional Information Email	info@vaneck.com
Additional Information Website	https://www.vaneck.com/us/en/resources/documents/insurance-funds-documents/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investmentFootnote Reference*
Initial Class	$127	1.08%
Footnote	Description
Footnote*	Does not include insurance/annuity fees and expenses

Expenses Paid, Amount	$ 127
Expense Ratio, Percent	1.08%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  During the period, commodities and resource equities rebounded, supported by improving global growth expectations, easing financial conditions and tightening supply across several key commodity markets. Gold prices reached record highs amid persistent geopolitical uncertainty and sustained central bank demand, while base and industrial metals benefited from supply constraints and growing demand tied to electrification, infrastructure investment and data-center-driven power needs. While concerns around China’s uneven economic recovery periodically weighed on sentiment, markets increasingly responded to underlying fundamentals.

  On an absolute basis, the Fund’s exposure to Gold & Precious Metals and Base & Industrial Metals were the largest contributor to performance. Gold & Precious Metals companies benefited from significant margin expansion and Base & Industrial Metals companies advanced as copper and aluminum prices strengthened. Oil & Gas also contributed positively for much of the period, supported by capital discipline and shareholder return programs.

  From a sector standpoint, the Fund’s largest absolute detractors were Paper & Forest and Other Materials.

  On an individual security basis, the Fund’s largest contributors included gold mining companies Kinross Gold, Barrick Mining Corp. and Newmont Corp., all of which benefited from record gold prices, strong free cash flow generation and disciplined capital allocation. The largest individual detractors included International Paper Co., Graphic Packaging Holding and West Fraser Timber Co. Ltd., reflecting weaker crop protection demand, inventory normalization and softer packaging and construction-related activity.

  Relative to the benchmark, the S&P Global Natural Resources Index, the Fund outperformed primarily due to overweight positioning and strong security selection within Gold & Precious Metals, a substantial underweight allocation to Paper & Forest, and effective security selection within Base & Industrial Metals.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance. Past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Initial Class	MSCI ACWI Index	S&P Global Natural Resources Index
Dec 15	$10,000	$10,000	$10,000
Jan 16	$9,608	$9,397	$9,287
Feb 16	$9,936	$9,332	$9,946
Mar 16	$11,097	$10,024	$10,911
Apr 16	$12,781	$10,172	$12,120
May 16	$12,293	$10,185	$11,411
Jun 16	$12,835	$10,123	$11,649
Jul 16	$13,180	$10,559	$12,166
Aug 16	$13,216	$10,595	$12,079
Sep 16	$13,782	$10,660	$12,334
Oct 16	$13,323	$10,479	$12,342
Nov 16	$14,782	$10,558	$12,773
Dec 16	$14,371	$10,786	$13,145
Jan 17	$14,913	$11,081	$13,732
Feb 17	$14,055	$11,392	$13,535
Mar 17	$13,883	$11,532	$13,509
Apr 17	$13,151	$11,711	$13,433
May 17	$12,525	$11,970	$13,366
Jun 17	$12,079	$12,024	$13,362
Jul 17	$12,889	$12,360	$14,149
Aug 17	$12,412	$12,408	$14,340
Sep 17	$13,115	$12,647	$14,782
Oct 17	$12,752	$12,910	$15,103
Nov 17	$12,948	$13,160	$15,176
Dec 17	$14,127	$13,372	$16,034
Jan 18	$14,460	$14,127	$16,874
Feb 18	$13,478	$13,533	$16,008
Mar 18	$13,424	$13,244	$15,749
Apr 18	$14,222	$13,370	$16,527
May 18	$14,300	$13,387	$16,760
Jun 18	$14,044	$13,314	$16,578
Jul 18	$13,865	$13,716	$16,749
Aug 18	$12,829	$13,824	$16,201
Sep 18	$13,216	$13,884	$16,771
Oct 18	$11,894	$12,843	$15,245
Nov 18	$11,198	$13,031	$14,692
Dec 18	$10,132	$12,113	$13,937
Jan 19	$11,287	$13,070	$15,278
Feb 19	$11,192	$13,419	$15,495
Mar 19	$11,460	$13,588	$15,641
Apr 19	$11,591	$14,047	$15,637
May 19	$10,335	$13,214	$14,418
Jun 19	$11,400	$14,079	$15,810
Jul 19	$10,912	$14,120	$15,419
Aug 19	$10,430	$13,785	$14,415
Sep 19	$10,424	$14,075	$14,833
Oct 19	$10,335	$14,460	$15,095
Nov 19	$10,329	$14,813	$15,322
Dec 19	$11,335	$15,335	$16,225
Jan 20	$10,269	$15,166	$14,987
Feb 20	$9,400	$13,941	$13,291
Mar 20	$6,858	$12,059	$10,872
Apr 20	$8,442	$13,350	$12,367
May 20	$8,769	$13,931	$12,810
Jun 20	$9,079	$14,376	$13,065
Jul 20	$10,216	$15,137	$13,514
Aug 20	$11,057	$16,063	$14,040
Sep 20	$10,925	$15,545	$13,321
Oct 20	$10,756	$15,167	$12,879
Nov 20	$12,234	$17,037	$15,134
Dec 20	$13,501	$17,828	$16,217
Jan 21	$13,874	$17,747	$16,274
Feb 21	$15,057	$18,158	$17,725
Mar 21	$14,949	$18,643	$18,097
Apr 21	$15,513	$19,458	$18,842
May 21	$16,078	$19,761	$19,839
Jun 21	$16,108	$20,021	$19,384
Jul 21	$15,345	$20,159	$19,314
Aug 21	$15,102	$20,664	$19,027
Sep 21	$14,969	$19,810	$18,822
Oct 21	$16,375	$20,821	$19,723
Nov 21	$15,669	$20,320	$18,828
Dec 21	$16,055	$21,133	$20,173
Jan 22	$15,905	$20,095	$20,941
Feb 22	$17,678	$19,576	$21,903
Mar 22	$19,573	$20,000	$23,519
Apr 22	$18,040	$18,399	$22,490
May 22	$19,338	$18,420	$23,535
Jun 22	$15,917	$16,868	$19,824
Jul 22	$17,129	$18,046	$20,521
Aug 22	$17,550	$17,381	$20,644
Sep 22	$15,944	$15,717	$18,885
Oct 22	$17,942	$16,666	$20,787
Nov 22	$18,862	$17,958	$22,812
Dec 22	$17,403	$17,252	$22,108
Jan 23	$18,433	$18,488	$23,771
Feb 23	$17,041	$17,958	$22,459
Mar 23	$16,864	$18,512	$22,198
Apr 23	$16,667	$18,778	$22,143
May 23	$15,276	$18,577	$20,042
Jun 23	$16,477	$19,656	$21,337
Jul 23	$17,771	$20,375	$22,978
Aug 23	$17,183	$19,806	$22,187
Sep 23	$16,874	$18,987	$22,095
Oct 23	$15,795	$18,416	$20,986
Nov 23	$16,136	$20,116	$22,016
Dec 23	$16,779	$21,082	$22,855
Jan 24	$15,517	$21,206	$21,637
Feb 24	$15,751	$22,116	$21,539
Mar 24	$17,234	$22,810	$23,313
Apr 24	$17,454	$22,057	$23,293
May 24	$18,275	$22,953	$23,924
Jun 24	$17,511	$23,464	$22,864
Jul 24	$17,928	$23,843	$23,179
Aug 24	$17,716	$24,448	$23,143
Sep 24	$17,735	$25,016	$23,644
Oct 24	$17,398	$24,455	$22,584
Nov 24	$17,754	$25,369	$22,415
Dec 24	$16,304	$24,769	$20,831
Jan 25	$16,965	$25,600	$21,995
Feb 25	$16,893	$25,446	$21,949
Mar 25	$17,541	$24,441	$22,275
Apr 25	$17,003	$24,669	$21,595
May 25	$17,573	$26,087	$22,223
Jun 25	$18,512	$27,258	$23,002
Jul 25	$18,460	$27,628	$23,169
Aug 25	$19,808	$28,310	$24,679
Sep 25	$20,891	$29,336	$25,155
Oct 25	$20,572	$29,992	$24,973
Nov 25	$21,701	$29,989	$25,958
Dec 25	$22,252	$30,302	$26,844

Average Annual Return [Table Text Block]

Average Annual Total Returns

.	1 Year	5 Years	10 Years
Initial Class	36.48%	10.51%	8.33%
S&P Global Natural Resources Index	28.86%	10.61%	10.38%
MSCI ACWI Index	22.34%	11.19%	11.72%

The performance data quoted represents past performance. Past performance is no guarantee of future results. Performance information for the Fund may reflect temporary fee waivers, if applicable. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares. Visit vaneck.com for more recent performance information. The Fund is only available as an option under various insurance contracts issued by life insurance and annuity companies. The fees charged by insurance and annuity companies are not included in Fund performance.

No Deduction of Taxes [Text Block]
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 352,356,763
Holdings Count | Holding	67
Advisory Fees Paid, Amount	$ 2,782,585
InvestmentCompanyPortfolioTurnover	43.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$352,356,763 Number of Portfolio Holdings67 Portfolio Turnover Rate43% Advisory Fees Paid$2,782,585
Additional Fund Statistics Significance or Limits [Text Block]
Holdings [Text Block]

Portfolio Composition (% of Total Net Assets)

Value	Value	Value
Liabilities in excess of other assets		(2.2)%
Other Investments		0.8%
Money Market Fund		2.9%
Industrials & Utilities		1.7%
Renewables & Alternatives		6.1%
Paper & Forest		7.8%
Agriculture		11.4%
Base & Industrial Metals		20.8%
Gold & Precious Metals		23.6%
Oil & Gas		27.1%

Largest Holdings [Text Block]

Top Ten Holdings  (% of Total Net Assets)

Shell PLC	4.3%
Exxon Mobil Corp.	4.1%
Barrick Mining Corp.	3.7%
Newmont Corp.	3.4%
Anglo American PLC	3.2%
Agnico Eagle Mines Ltd.	3.1%
Kinross Gold Corp.	3.1%
Nutrien Ltd.	2.9%
Glencore PLC	2.8%
JBS NV	2.7%

Material Fund Change [Text Block]
Summary of Change Legend [Text Block]
Updated Prospectus Web Address	https://www.vaneck.com/us/en/resources/documents/insurance-funds-documents/
C000025043
Shareholder Report [Line Items]
Fund Name	VanEck VIP Global Resources Fund
Class Name	Class S
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the VanEck VIP Global Resources Fund (the "Fund") for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.vaneck.com/us/en/resources/documents/insurance-funds-documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.
Additional Information Phone Number	800.826.2333
Additional Information Email	info@vaneck.com
Additional Information Website	https://www.vaneck.com/us/en/resources/documents/insurance-funds-documents/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investmentFootnote Reference*
Class S	$156	1.32%
Footnote	Description
Footnote*	Does not include insurance/annuity fees and expenses

Expenses Paid, Amount	$ 156
Expense Ratio, Percent	1.32%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  During the period, commodities and resource equities rebounded, supported by improving global growth expectations, easing financial conditions and tightening supply across several key commodity markets. Gold prices reached record highs amid persistent geopolitical uncertainty and sustained central bank demand, while base and industrial metals benefited from supply constraints and growing demand tied to electrification, infrastructure investment and data-center-driven power needs. While concerns around China’s uneven economic recovery periodically weighed on sentiment, markets increasingly responded to underlying fundamentals.

  On an absolute basis, the Fund’s exposure to Gold & Precious Metals and Base & Industrial Metals were the largest contributor to performance. Gold & Precious Metals companies benefited from significant margin expansion and Base & Industrial Metals companies advanced as copper and aluminum prices strengthened. Oil & Gas also contributed positively for much of the period, supported by capital discipline and shareholder return programs.

  From a sector standpoint, the Fund’s largest absolute detractors were Paper & Forest and Other Materials.

  On an individual security basis, the Fund’s largest contributors included gold mining companies Kinross Gold, Barrick Mining Corp. and Newmont Corp., all of which benefited from record gold prices, strong free cash flow generation and disciplined capital allocation. The largest individual detractors included International Paper Co., Graphic Packaging Holding and West Fraser Timber Co. Ltd., reflecting weaker crop protection demand, inventory normalization and softer packaging and construction-related activity.

  Relative to the benchmark, the S&P Global Natural Resources Index, the Fund outperformed primarily due to overweight positioning and strong security selection within Gold & Precious Metals, a substantial underweight allocation to Paper & Forest, and effective security selection within Base & Industrial Metals.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance. Past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class S	MSCI ACWI Index	S&P Global Natural Resources Index
Dec 15	$10,000	$10,000	$10,000
Jan 16	$9,608	$9,397	$9,287
Feb 16	$9,934	$9,332	$9,946
Mar 16	$11,096	$10,024	$10,911
Apr 16	$12,774	$10,172	$12,120
May 16	$12,282	$10,185	$11,411
Jun 16	$12,823	$10,123	$11,649
Jul 16	$13,167	$10,559	$12,166
Aug 16	$13,198	$10,595	$12,079
Sep 16	$13,763	$10,660	$12,334
Oct 16	$13,302	$10,479	$12,342
Nov 16	$14,753	$10,558	$12,773
Dec 16	$14,341	$10,786	$13,145
Jan 17	$14,882	$11,081	$13,732
Feb 17	$14,022	$11,392	$13,535
Mar 17	$13,849	$11,532	$13,509
Apr 17	$13,112	$11,711	$13,433
May 17	$12,485	$11,970	$13,366
Jun 17	$12,036	$12,024	$13,362
Jul 17	$12,841	$12,360	$14,149
Aug 17	$12,368	$12,408	$14,340
Sep 17	$13,063	$12,647	$14,782
Oct 17	$12,700	$12,910	$15,103
Nov 17	$12,891	$13,160	$15,176
Dec 17	$14,058	$13,372	$16,034
Jan 18	$14,390	$14,127	$16,874
Feb 18	$13,413	$13,533	$16,008
Mar 18	$13,352	$13,244	$15,749
Apr 18	$14,145	$13,370	$16,527
May 18	$14,218	$13,387	$16,760
Jun 18	$13,960	$13,314	$16,578
Jul 18	$13,776	$13,716	$16,749
Aug 18	$12,749	$13,824	$16,201
Sep 18	$13,130	$13,884	$16,771
Oct 18	$11,815	$12,843	$15,245
Nov 18	$11,120	$13,031	$14,692
Dec 18	$10,063	$12,113	$13,937
Jan 19	$11,200	$13,070	$15,278
Feb 19	$11,108	$13,419	$15,495
Mar 19	$11,372	$13,588	$15,641
Apr 19	$11,501	$14,047	$15,637
May 19	$10,253	$13,214	$14,418
Jun 19	$11,311	$14,079	$15,810
Jul 19	$10,819	$14,120	$15,419
Aug 19	$10,339	$13,785	$14,415
Sep 19	$10,333	$14,075	$14,833
Oct 19	$10,235	$14,460	$15,095
Nov 19	$10,235	$14,813	$15,322
Dec 19	$11,225	$15,335	$16,225
Jan 20	$10,167	$15,166	$14,987
Feb 20	$9,307	$13,941	$13,291
Mar 20	$6,786	$12,059	$10,872
Apr 20	$8,354	$13,350	$12,367
May 20	$8,674	$13,931	$12,810
Jun 20	$8,981	$14,376	$13,065
Jul 20	$10,100	$15,137	$13,514
Aug 20	$10,937	$16,063	$14,040
Sep 20	$10,800	$15,545	$13,321
Oct 20	$10,633	$15,167	$12,879
Nov 20	$12,094	$17,037	$15,134
Dec 20	$13,338	$17,828	$16,217
Jan 21	$13,703	$17,747	$16,274
Feb 21	$14,873	$18,158	$17,725
Mar 21	$14,761	$18,643	$18,097
Apr 21	$15,312	$19,458	$18,842
May 21	$15,869	$19,761	$19,839
Jun 21	$15,894	$20,021	$19,384
Jul 21	$15,139	$20,159	$19,314
Aug 21	$14,897	$20,664	$19,027
Sep 21	$14,767	$19,810	$18,822
Oct 21	$16,146	$20,821	$19,723
Nov 21	$15,444	$20,320	$18,828
Dec 21	$15,829	$21,133	$20,173
Jan 22	$15,674	$20,095	$20,941
Feb 22	$17,419	$19,576	$21,903
Mar 22	$19,282	$20,000	$23,519
Apr 22	$17,766	$18,399	$22,490
May 22	$19,046	$18,420	$23,535
Jun 22	$15,667	$16,868	$19,824
Jul 22	$16,860	$18,046	$20,521
Aug 22	$17,272	$17,381	$20,644
Sep 22	$15,684	$15,717	$18,885
Oct 22	$17,644	$16,666	$20,787
Nov 22	$18,551	$17,958	$22,812
Dec 22	$17,115	$17,252	$22,108
Jan 23	$18,123	$18,488	$23,771
Feb 23	$16,749	$17,958	$22,459
Mar 23	$16,566	$18,512	$22,198
Apr 23	$16,377	$18,778	$22,143
May 23	$15,004	$18,577	$20,042
Jun 23	$16,182	$19,656	$21,337
Jul 23	$17,448	$20,375	$22,978
Aug 23	$16,866	$19,806	$22,187
Sep 23	$16,561	$18,987	$22,095
Oct 23	$15,500	$18,416	$20,986
Nov 23	$15,830	$20,116	$22,016
Dec 23	$16,458	$21,082	$22,855
Jan 24	$15,221	$21,206	$21,637
Feb 24	$15,441	$22,116	$21,539
Mar 24	$16,898	$22,810	$23,313
Apr 24	$17,105	$22,057	$23,293
May 24	$17,908	$22,953	$23,924
Jun 24	$17,157	$23,464	$22,864
Jul 24	$17,565	$23,843	$23,179
Aug 24	$17,349	$24,448	$23,143
Sep 24	$17,362	$25,016	$23,644
Oct 24	$17,031	$24,455	$22,584
Nov 24	$17,375	$25,369	$22,415
Dec 24	$15,950	$24,769	$20,831
Jan 25	$16,593	$25,600	$21,995
Feb 25	$16,527	$25,446	$21,949
Mar 25	$17,150	$24,441	$22,275
Apr 25	$16,626	$24,669	$21,595
May 25	$17,176	$26,087	$22,223
Jun 25	$18,092	$27,258	$23,002
Jul 25	$18,039	$27,628	$23,169
Aug 25	$19,347	$28,310	$24,679
Sep 25	$20,400	$29,336	$25,155
Oct 25	$20,088	$29,992	$24,973
Nov 25	$21,182	$29,989	$25,958
Dec 25	$21,718	$30,302	$26,844

Average Annual Return [Table Text Block]

Average Annual Total Returns

.	1 Year	5 Years	10 Years
Class S	36.17%	10.24%	8.06%
S&P Global Natural Resources Index	28.86%	10.61%	10.38%
MSCI ACWI Index	22.34%	11.19%	11.72%

The performance data quoted represents past performance. Past performance is no guarantee of future results. Performance information for the Fund may reflect temporary fee waivers, if applicable. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares. Visit vaneck.com for more recent performance information. The Fund is only available as an option under various insurance contracts issued by life insurance and annuity companies. The fees charged by insurance and annuity companies are not included in Fund performance.

No Deduction of Taxes [Text Block]
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 352,356,763
Holdings Count | Holding	67
Advisory Fees Paid, Amount	$ 2,782,585
InvestmentCompanyPortfolioTurnover	43.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$352,356,763 Number of Portfolio Holdings67 Portfolio Turnover Rate43% Advisory Fees Paid$2,782,585
Additional Fund Statistics Significance or Limits [Text Block]
Holdings [Text Block]

Portfolio Composition (% of Total Net Assets)

Value	Value	Value
Liabilities in excess of other assets		(2.2)%
Other Investments		0.8%
Money Market Fund		2.9%
Industrials & Utilities		1.7%
Renewables & Alternatives		6.1%
Paper & Forest		7.8%
Agriculture		11.4%
Base & Industrial Metals		20.8%
Gold & Precious Metals		23.6%
Oil & Gas		27.1%

Largest Holdings [Text Block]

Top Ten Holdings  (% of Total Net Assets)

Shell PLC	4.3%
Exxon Mobil Corp.	4.1%
Barrick Mining Corp.	3.7%
Newmont Corp.	3.4%
Anglo American PLC	3.2%
Agnico Eagle Mines Ltd.	3.1%
Kinross Gold Corp.	3.1%
Nutrien Ltd.	2.9%
Glencore PLC	2.8%
JBS NV	2.7%

Material Fund Change [Text Block]
Summary of Change Legend [Text Block]
Updated Prospectus Web Address	https://www.vaneck.com/us/en/resources/documents/insurance-funds-documents/